CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Non-current assets
Property, plant and equipment	$ 14,244	$ 15,844
Intangible assets	171,294	171,684
Deferred tax asset	54,267	32,191
Other non-current assets	43,100	54,876
Research and development incentive receivables	37,041	32,707
Total non-current assets	319,946	307,303
Current assets
Cash and cash equivalents	1,367,288	1,334,676
Financial assets	1,230,105	1,002,052
Research and development incentive receivables	1,537
Trade and other receivables	112,392	38,221
Prepaid expenses	82,310	58,946
Inventories	135,711	109,076
Total current assets	2,929,343	2,542,971
TOTAL ASSETS	3,249,289	2,850,274
Equity
Share capital	6,603	6,233
Share premium	4,272,495	3,462,775
Translation differences	128,691	131,684
Accumulated losses	(1,836,133)	(1,400,197)
Other reserves	398,615	333,729
Total equity	2,970,271	2,534,224
Non-current liabilities
Provisions for employee benefits	546	417
Lease liabilities	6,208	7,956
Deferred tax liabilities	7,663	6,438
Total non-current liabilities	14,417	14,811
Current liabilities
Lease liabilities	3,492	3,509
Trade and other payables	257,694	293,415
Tax liabilities	3,415	4,315
Total current liabilities	264,601	301,239
Total liabilities	279,018	316,050
TOTAL EQUITY AND LIABILITIES	$ 3,249,289	$ 2,850,274